Note 42 - Prior Year Error - Restatement of Quarterly Comparative Information - Quarterly Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 01, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	[3]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 97,326	$ 95,830	$ 94,536	$ 94,702	$ 94,272	[1]	$ 92,831	$ 87,416	$ 89,129	$ 17,579	[1]	$ 9,128	$ 8,817	$ 8,405	$ 8,648	[1]	$ 4,354	$ 4,232	$ 6,958	$ 6,768	[1]	$ 7,214	$ 7,200	$ 7,163			$ 7,139	[1]	$ 7,102	$ 7,050	$ 7,013
Property, plant and equipment	189,456	183,663	181,027	179,424	179,649	[1]	172,784	181,710	179,824	178,983	[1]	178,692	170,410	159,566	149,102	[1]	142,965	136,563	131,671	126,479	[1]	116,709	112,210	109,376			106,512	[1]	102,077	97,575	94,579
Deferred tax asset	264	310	180	181	153	[1]	198	160	116	202	[1]	160	127	92	194	[1]	102	130	96	87	[1]	105	96	70			63	[1]	76	76	66
Total non-current assets	287,046	279,803	275,743	274,307	274,074	[1]	265,813	269,286	269,069	196,764	[1]	187,980	179,354	168,063	157,944	[1]	147,421	140,925	138,725	133,334	[1]	124,028	119,506	116,609	$ 113,714		113,714	[1]	109,255	105,671	102,625
Income tax receivable	355	70	274	80	1,120	[1]	0	103	82	40	[1]	38	182	37	101	[1]	27	179	63	76	[1]	0	0	0			0	[1]
Inventories	23,768	22,732	20,401	20,542	20,304	[1]	18,826	18,454	18,477	18,334	[1]	19,675	20,535	20,297	20,812	[1]	18,134	15,625	14,363	16,798	[1]	14,280	12,010	11,358			11,092	[1]	10,238	9,729	9,068
Derivative financial assets	0	0	20	26	88	[1]	684	763	6	440	[1]	0	0	0	0	[1]	0	0	1,045	1,184	[1]	1,160	1,112	68			102	[1]	0	0	194
Trade and other receivables	12,675	9,651	7,882	7,558	9,952	[1]	5,749	8,560	9,957	9,185	[1]	8,815	7,748	10,215	7,938	[1]	11,828	9,306	11,247	4,962	[1]	6,839	7,170	6,121			6,912	[1]	7,936	6,492	5,456
Prepayments	6,748	6,717	5,287	3,947	2,538	[1]	5,093	3,940	3,356	3,693	[1]	3,885	3,518	4,393	6,930	[1]	7,110	4,827	3,988	1,974	[1]	4,254	2,915	2,950			2,350	[1]	1,773	1,550	1,077
Cash and cash equivalents	4,260	7,204	15,412	1,831	6,708	[1]	10,775	12,785	19,021	6,735	[1]	8,256	10,862	15,286	17,152	[1]	13,213	16,669	13,027	19,092	[1]	21,562	11,639	13,825			9,383	[1]	8,026	7,875	9,742
Assets held for sale	13,512	13,483	13,484	13,486	13,519	[1]	13,397	0	0	0	[1]				0	[1]	0	500	500	500	[1]	0	0	0			0	[1]	0	0	0
Total current assets	61,318	59,857	62,760	47,470	54,229	[1]	54,524	44,605	50,899	38,427	[1]	40,669	42,845	50,228	52,933	[1]	50,312	47,106	44,233	44,586	[1]	48,095	34,846	34,322	29,839		29,839	[1]	27,973	25,646	25,537
Total assets	348,364	339,660	338,503	321,777	328,303	[1]	320,337	313,891	319,968	235,191	[1]	228,649	222,199	218,291	210,877	[1]	197,733	188,031	182,958	177,920	[1]	172,123	154,352	150,931			143,553	[1]	137,228	131,317	128,162
Equity and liabilities
Share capital	165,408	165,408	165,188	165,147	165,068	[1]	165,157	165,157	156,230	83,471	[1]	83,471	83,471	83,471	82,667	[1]	74,696	74,696	74,696	74,696	[1]	74,696	62,158	62,128			56,065	[1]	56,065	56,065	55,995
Reserves	138,465	139,029	138,445	137,876	137,819	[1]	137,587	137,433	137,542	137,801	[1]	137,097	137,702	138,554	137,779	[1]	138,161	138,491	138,108	138,310	[1]	137,337	137,425	137,132			140,730	[1]	140,328	140,681	140,537
Retained loss	(89,996)	(93,172)	(92,747)	(101,030)	(97,143)	[1]	(93,741)	(94,878)	(86,512)	(80,529)	[1]	(70,579)	(75,421)	(80,556)	(82,793)	[1]	(83,636)	(88,995)	(90,491)	(94,122)	[1]	(96,468)	(99,277)	(102,052)	(109,094)		(109,094)	[1]	(112,300)	(115,460)	(114,724)
Equity attributable to shareholders	213,877	211,265	210,886	201,993	205,744	[1]	209,003	207,712	207,260	140,743	[1]	149,989	145,752	141,469	137,653	[1]	129,221	124,192	122,313	118,884	[1]	115,565	100,306	97,208			87,701	[1]	84,093	81,286	81,808
Non-controlling interests	20,587	19,693	20,185	18,288	18,456	[1]	17,643	16,542	16,145	16,946	[1]	16,990	16,615	16,196	14,810	[1]	14,456	13,607	12,810	12,228	[1]	11,526	10,769	9,921	12,298		12,298	[1]	11,297	10,540	10,543
Total equity	234,464	230,958	231,071	220,281	224,200	[1],[2],[3]	226,646	224,254	223,405	157,689	[1],[2],[4],[5]	166,979	162,367	157,665	152,463	[1],[4],[5]	143,677	137,799	135,123	131,112	[1],[3],[4],[5]	127,091	111,075	107,129			99,999	[1],[3]	95,390	91,826	92,351	$ 78,808
Liabilities
Deferred tax liabilities	48,418	47,007	46,284	46,075	46,123	[1]	42,781	41,761	40,979	40,893	[1]	40,595	38,691	37,574	36,127	[1]	34,855	33,457	32,628	31,165	[1]	29,339	28,337	27,468	27,847		27,847	[1]	27,409	25,777	19,200
Provisions	9,664	9,562	9,416	10,395	10,985	[1]	8,432	3,727	3,698	2,958	[1]	2,927	3,059	3,217	3,294	[1]	3,427	3,433	3,334	3,567	[1]	3,404	3,384	3,365			3,346	[1]	3,324	3,319	3,314
Loans and borrowings		1,771	2,033	0	0		0	771	0						0		70	178	286	0		193	263	915			1,942		424	912	1,987
Loan note instruments	8,313	8,282	8,238	6,405	6,447	[1]	6,390	6,896	4,111	0	[1]				0	[1]	0	0	0	0	[1]						0	[1]
Cash-settled share-based payment	411	583	190	441	374	[1]	229	190	386	1,029	[1]	704	676	817	974	[1]	931	741	650	1,934	[1]	1,692	1,384	530			540	[1]	322	284	271
Lease liabilities	199	8	22	30	41	[1]	93	132	167	181	[1]	194	256	320	331	[1]	260	299	169	178	[1]	0	0	0			0	[1]
Total non-current liabilities	68,505	67,213	66,183	63,346	63,970	[1],[3]	57,925	52,706	49,341	45,061	[1],[3]	44,420	42,682	41,928	40,726	[1],[3]	39,473	37,930	36,781	36,844	[1]	34,628	33,368	32,278	33,675	[3]	33,675	[1]	31,479	30,292	24,772
Cash-settled share-based payment	634	1,081	454	313	920	[1]	674	660	482	1,188	[1]	827	813	818	2,053	[1]	1,768	1,555	1,575	336	[1]	285	73	1,482			0	[1]	0	0	134
Income tax payable	2,958	2,244	4,152	102	10	[1]	2,841	2,511	2,210	1,324	[1]	1,867	3,327	3,108	1,562	[1]	1,919	1,497	861	495	[1]	1,902	1,267	0			163	[1]	2,346	1,598	1,205
Lease liabilities	95	94	114	141	167	[1]	138	136	136	132	[1]	127	127	136	134	[1]	103	104	42	61	[1]	0	0	0			349	[1]	0	0	0
Derivative financial liabilities		0	0	0	0		22	0	0	0		0	122	4,037	3,095	[1]	0	0	0	0	[1]						0	[1]
Loans and borrowings		0	0	0																408		322	458	670			529		0	0	0
Loan note instruments	855	855	855	665	665	[1]	665	0	2,514	7,104	[1]	0	0	0	0	[1]				0	[1]						0	[1]
Trade and other payables	26,647	22,278	18,803	20,842	20,503	[1]	17,459	17,161	26,048	17,454	[1]	12,340	12,761	9,743	9,957	[1]	10,520	8,968	8,290	8,664	[1]	7,895	8,111	9,372			8,348	[1]	8,013	7,601	9,700
Overdrafts, carrying amount	12,928	14,839	16,778	15,991	17,740	[1]	13,967	15,692	15,832	5,239	[1]	2,089	0	856	887	[1]	203	0	0	0	[1]						490	[1]	0	0	0
Liabilities associated with assets held for sale	104	98	93	96	128	[1]	0	0	0	0	[1]				0	[1]				0	[1]						0	[1]
Total current liabilities	45,395	41,489	41,249	38,150	40,133	[1]	35,766	36,931	47,222	32,441	[1]	17,250	17,150	18,698	17,688	[1]	14,583	12,302	11,054	9,964	[1]	10,404	9,909	11,524	9,879		9,879	[1]	10,359	9,199	11,039
Total liabilities	113,900	108,702	107,432	101,496	104,103	[1]	93,691	89,637	96,563	77,502	[1]	61,670	59,832	60,626	58,414	[1]	54,056	50,232	47,835	46,808	[1]	45,032	43,277	43,802			43,554	[1]	41,838	39,491	35,811
Total equity and liabilities	348,364	339,660	338,503	321,777	328,303	[1]	320,337	313,891	319,968	235,191	[1]	228,649	222,199	218,291	210,877	[1]	197,733	188,031	182,958	177,920	[1]	172,123	154,352	150,931			143,553	[1]	137,228	131,317	128,162
Exploration and evaluation assets	97,326	95,830	94,536	94,702	94,272	[1]	92,831	87,416	89,129	17,579	[1]	9,128	8,817	8,405	8,648	[1]	4,354	4,232	6,958	6,768	[1]	7,214	7,200	7,163			7,139	[1]	7,102	7,050	7,013
Property, plant and equipment	189,456	183,663	181,027	179,424	179,649	[1]	172,784	181,710	179,824	178,983	[1]	178,692	170,410	159,566	149,102	[1]	142,965	136,563	131,671	126,479	[1]	116,709	112,210	109,376			106,512	[1]	102,077	97,575	94,579
Deferred tax asset	264	310	180	181	153	[1]	198	160	116	202	[1]	160	127	92	194	[1]	102	130	96	87	[1]	105	96	70			63	[1]	76	76	66
Total non-current assets	287,046	279,803	275,743	274,307	274,074	[1]	265,813	269,286	269,069	196,764	[1]	187,980	179,354	168,063	157,944	[1]	147,421	140,925	138,725	133,334	[1]	124,028	119,506	116,609	113,714		113,714	[1]	109,255	105,671	102,625
Income tax receivable	355	70	274	80	1,120	[1]	0	103	82	40	[1]	38	182	37	101	[1]	27	179	63	76	[1]	0	0	0			0	[1]
Inventories	23,768	22,732	20,401	20,542	20,304	[1]	18,826	18,454	18,477	18,334	[1]	19,675	20,535	20,297	20,812	[1]	18,134	15,625	14,363	16,798	[1]	14,280	12,010	11,358			11,092	[1]	10,238	9,729	9,068
Derivative financial assets	0	0	20	26	88	[1]	684	763	6	440	[1]	0	0	0	0	[1]	0	0	1,045	1,184	[1]	1,160	1,112	68			102	[1]	0	0	194
Trade and other receivables	12,675	9,651	7,882	7,558	9,952	[1]	5,749	8,560	9,957	9,185	[1]	8,815	7,748	10,215	7,938	[1]	11,828	9,306	11,247	4,962	[1]	6,839	7,170	6,121			6,912	[1]	7,936	6,492	5,456
Prepayments	6,748	6,717	5,287	3,947	2,538	[1]	5,093	3,940	3,356	3,693	[1]	3,885	3,518	4,393	6,930	[1]	7,110	4,827	3,988	1,974	[1]	4,254	2,915	2,950			2,350	[1]	1,773	1,550	1,077
Cash and cash equivalents	4,260	7,204	15,412	1,831	6,708	[1]	10,775	12,785	19,021	6,735	[1]	8,256	10,862	15,286	17,152	[1]	13,213	16,669	13,027	19,092	[1]	21,562	11,639	13,825			9,383	[1]	8,026	7,875	9,742
Assets held for sale	13,512	13,483	13,484	13,486	13,519	[1]	13,397	0	0	0	[1]				0	[1]	0	500	500	500	[1]	0	0	0			0	[1]	0	0	0
Total current assets	61,318	59,857	62,760	47,470	54,229	[1]	54,524	44,605	50,899	38,427	[1]	40,669	42,845	50,228	52,933	[1]	50,312	47,106	44,233	44,586	[1]	48,095	34,846	34,322	$ 29,839		29,839	[1]	27,973	25,646	25,537
Total assets	$ 348,364	$ 339,660	$ 338,503	$ 321,777	$ 328,303	[1]	$ 320,337	$ 313,891	$ 319,968	$ 235,191	[1]	$ 228,649	$ 222,199	$ 218,291	$ 210,877	[1]	$ 197,733	$ 188,031	$ 182,958	$ 177,920	[1]	$ 172,123	$ 154,352	$ 150,931			143,553	[1]	137,228	131,317	128,162
Trade and other receivables, non-current																											$ 0		$ 0	$ 970	$ 967

[1]	Refer to note 41.
[2]	Restated, refer to note 41.
[3]	Unaudited and restated. Refer to note 2.2 and note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.